FAIR VALUE MEASUREMENTS - Schedule of Liabilities Measured on Recurring Basis (Details) - USD ($)	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 04, 2020	Sep. 08, 2020
Assets:
Investments in equity securities	$ 1,107,742		$ 925,819	$ 3,979,723
Liabilities:
Derivative Liability			(2,743,162)
Tonogold Resources, Inc.
Assets:
Investments in equity securities						$ 7,607,263
Tonogold note receivable			7,255,000	5,498,500		$ 6,141,497
Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	1,100,293		910,558	3,939,558
LP Biosciences LLC
Assets:
Derivative asset		$ 937,000
M C U
Assets:
Tonogold note receivable					$ 755,866
Fair Value, Measurements, Recurring
Assets:
Total assets measured at fair value	1,107,742		8,522,818	9,743,350
Liabilities:
GenMat derivative	(4,990,000)		(6,130,000)
Total Liabilities	(6,403,162)		(8,873,162)
Fair Value, Measurements, Recurring | Tonogold Resources, Inc.
Assets:
Tonogold note receivable			7,255,000	5,498,500
Fair Value, Measurements, Recurring | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	1,100,293		910,558	3,939,558
Fair Value, Measurements, Recurring | LP Biosciences LLC
Assets:
Derivative asset			342,000
Fair Value, Measurements, Recurring | LINICO Corporation
Liabilities:
Derivative Liability	(1,413,162)		(2,743,162)
Fair Value, Measurements, Recurring | Elevation
Assets:
Investments in equity securities	7,449		15,260	40,165
Fair Value, Measurements, Recurring | M C U
Assets:
Derivative asset			342,000	265,127
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Assets:
Total assets measured at fair value	1,107,742		925,818	3,939,558
Liabilities:
GenMat derivative	0		0
Total Liabilities	0		(2,743,162)
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Tonogold Resources, Inc.
Assets:
Tonogold note receivable			0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	1,100,293		910,558	3,939,558
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | LP Biosciences LLC
Assets:
Derivative asset			0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | LINICO Corporation
Liabilities:
Derivative Liability	0		(2,743,162)
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Elevation
Assets:
Investments in equity securities	7,449		15,260	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | M C U
Assets:
Derivative asset			0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Total assets measured at fair value	0		342,000	305,292
Liabilities:
GenMat derivative	(4,990,000)		(6,130,000)
Total Liabilities	(6,403,162)		(6,130,000)
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Tonogold Resources, Inc.
Assets:
Tonogold note receivable			0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	0		0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | LP Biosciences LLC
Assets:
Derivative asset			342,000
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | LINICO Corporation
Liabilities:
Derivative Liability	(1,413,162)
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Elevation
Assets:
Investments in equity securities	0		0	40,165
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | M C U
Assets:
Derivative asset			342,000	265,127
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Total assets measured at fair value	0		7,255,000	5,498,500
Liabilities:
GenMat derivative	0		0
Total Liabilities	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Tonogold Resources, Inc.
Assets:
Tonogold note receivable			7,255,000	5,498,500
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	0		0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | LP Biosciences LLC
Assets:
Derivative asset			0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | LINICO Corporation
Liabilities:
Derivative Liability	0		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Elevation
Assets:
Investments in equity securities	$ 0		0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | M C U
Assets:
Derivative asset			$ 0	$ 0